Shareholder Report, Holdings (Details)	May 31, 2025
C000202991 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000202991 | 001055102 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202991 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202991 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202991 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202991 | 22266T109 | Coupang, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202991 | 01609W102 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202991 | 69331C108 | PG&E Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202991 | 931427108 | Walgreens Boots Alliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202991 | G98239109 | XP, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202991 | Financials001055102
Holdings [Line Items]
Percent of Total Investments	84.40%
C000202991 | Cash & Equivalent60934N872
Holdings [Line Items]
Percent of Total Investments	14.20%
C000202991 | Equity OptionNVO C70_20250922_L
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202991 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202991 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202991 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000202991 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000202991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000202991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000234765 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234765 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000234765 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000234765 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234765 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234765 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234765 | 74276L105 | PROCEPT BioRobotics Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234765 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234765 | 871607107 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234765 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234765 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000234765 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000234765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000234765 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000234765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234765 | Financials00827B106
Holdings [Line Items]
Percent of Total Investments	95.20%
C000234765 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.80%
C000234765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221442 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000221442 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000221442 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000221442 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221442 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221442 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221442 | 74276L105 | PROCEPT BioRobotics Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221442 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221442 | 871607107 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221442 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221442 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000221442 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000221442 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000221442 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221442 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000221442 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221442 | Financials00827B106
Holdings [Line Items]
Percent of Total Investments	95.20%
C000221442 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.80%
C000221442 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000182952 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182952 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000182952 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000182952 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000182952 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182952 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182952 | 780259305 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182952 | G8060N102 | Sensata Technologies Holding plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182952 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182952 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182952 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000182952 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000182952 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000182952 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000182952 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000182952 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000182952 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000182952 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000182952 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000182952 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	14.90%
C000182952 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000182952 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	85.10%
C000182952 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000182953 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182953 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000182953 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000182953 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000182953 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182953 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182953 | 780259305 | Shell plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182953 | G8060N102 | Sensata Technologies Holding plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182953 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182953 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182953 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000182953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000182953 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000182953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000182953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000182953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000182953 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000182953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000182953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000182953 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	14.90%
C000182953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000182953 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	85.10%
C000182953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130673 | 92206C771 | Vanguard Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000130673 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000130673 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000130673 | 922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000130673 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000130673 | 92189H300 | VanEck J.P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130673 | 464287176 | iShares TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130673 | 92189F353 | VanEck Emerging Markets High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130673 | 464288414 | iShares National Muni Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130673 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%